EDGAR

July 3, 2002

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
         John Hancock Institutional Series Trust
             John Hancock Dividend Performers Fund
                John Hancock Focused Small Cap Growth Fund
                John Hancock Independence Diversified Core Equity Fund II
                File Nos.  33-86102; 811-8852   0000932683

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated July 1, 2002 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,


                                                     /s/Joan O'Neill
                                                     Joan O'Neill
                                                     Senior Paralegal
                                                     Federal Compliance